WGF-Q1

Quarterly Report
January 31, 2026
MFS®  Global Growth Fund

Portfolio of Investments
1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Alcoholic Beverages – 1.9%
Kweichow Moutai Co. Ltd., “A”	85,756	$17,290,661
Apparel Manufacturers – 1.6%
LVMH Moet Hennessy Louis Vuitton SE	22,139	$14,352,003
Broadcasting – 0.1%
Walt Disney Co.	6,681	$753,617
Brokerage & Asset Managers – 3.5%
Brookfield Asset Management Ltd.	152,986	$7,600,707
Charles Schwab Corp.	83,534	8,680,853
CME Group, Inc.	25,629	7,408,319
London Stock Exchange Group PLC	77,565	8,620,372
		$32,310,251
Business Services – 9.6%
Accenture PLC, “A”	115,263	$30,387,937
CGI, Inc.	116,164	9,955,817
Experian PLC	231,912	8,752,149
OBIC Co. Ltd.	375,600	10,428,749
Thomson Reuters Corp.	8,635	954,089
TransUnion	268,203	21,193,401
Verisk Analytics, Inc., “A”	29,838	6,488,572
		$88,160,714
Computer Software – 8.7%
Intuit, Inc.	19,637	$9,797,292
Microsoft Corp.	132,042	56,816,352
Salesforce, Inc.	62,304	13,226,516
		$79,840,160
Computer Software - Systems – 3.8%
Apple, Inc.	100,980	$26,202,290
Capgemini	55,883	8,690,808
		$34,893,098
Construction – 3.3%
Otis Worldwide Corp.	92,913	$7,936,628
Pool Corp.	25,928	6,588,046
Sherwin-Williams Co.	24,869	8,819,542
Sika AG	34,763	6,668,848
		$30,013,064
Consumer Products – 3.8%
Church & Dwight Co., Inc.	169,467	$16,311,199
L’Oréal S.A.	39,951	18,326,740
		$34,637,939
Electrical Equipment – 9.4%
Amphenol Corp., “A”	155,806	$22,448,529
Eaton Corp. PLC	47,041	16,531,148
Hubbell, Inc.	40,493	19,758,154
Schneider Electric SE	63,272	18,172,371
TE Connectivity PLC	40,117	8,937,265
		$85,847,467

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 10.2%
Analog Devices, Inc.	19,634	$6,103,818
NVIDIA Corp.	160,057	30,591,695
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	161,811	53,488,244
Texas Instruments, Inc.	13,166	2,837,931
		$93,021,688
Food & Beverages – 1.0%
McCormick & Co., Inc.	44,824	$2,771,468
Nestle S.A.	31,809	3,021,454
PepsiCo, Inc.	20,310	3,120,225
		$8,913,147
Gaming & Lodging – 2.3%
Hilton Worldwide Holdings, Inc.	69,765	$20,825,550
General Merchandise – 0.4%
B&M European Value Retail S.A. (l)	394,400	$951,721
Dollarama, Inc.	20,102	2,709,005
		$3,660,726
Insurance – 2.7%
Aon PLC	61,716	$21,578,382
Marsh & McLennan Cos., Inc.	14,795	2,784,271
		$24,362,653
Interactive Media Services – 2.6%
Alphabet, Inc., “A”	62,593	$21,156,434
NAVER Corp.	14,141	2,701,664
		$23,858,098
Leisure & Toys – 3.1%
Tencent Holdings Ltd.	369,900	$28,693,872
Machinery & Tools – 3.5%
Atlas Copco AB	381,131	$7,862,231
Daikin Industries Ltd.	96,800	11,624,632
Graco, Inc.	69,335	6,055,025
Keyence Corp.	17,900	6,528,018
		$32,069,906
Medical & Health Technology & Services – 0.2%
ICON PLC (a)	4,405	$794,001
Veeva Systems, Inc. (a)	5,157	1,051,616
		$1,845,617
Medical Equipment – 10.9%
Agilent Technologies, Inc.	134,647	$18,022,501
Becton, Dickinson and Co.	70,639	14,373,624
Boston Scientific Corp. (a)	77,697	7,267,000
Danaher Corp.	69,296	15,168,202
Mettler-Toledo International, Inc. (a)	8,616	11,831,836
STERIS PLC	66,679	17,509,905
Stryker Corp.	15,933	5,888,200
Thermo Fisher Scientific, Inc.	17,425	10,082,279
		$100,143,547

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 8.8%
Credicorp Ltd.	21,611	$7,711,453
HDFC Bank Ltd.	1,869,562	18,886,158
Mastercard, Inc., “A”	26,886	14,485,908
Moody's Corp.	22,934	11,823,853
Visa, Inc., “A”	87,351	28,112,173
		$81,019,545
Printing & Publishing – 0.3%
Wolters Kluwer N.V.	24,987	$2,336,295
Railroad & Shipping – 0.4%
Canadian Pacific Kansas City Ltd.	51,963	$3,862,929
Restaurants – 0.3%
Starbucks Corp.	33,752	$3,103,496
Specialty Stores – 4.3%
Amazon.com, Inc. (a)	74,120	$17,736,916
Ross Stores, Inc.	63,614	12,000,781
TJX Cos., Inc.	64,779	9,704,542
		$39,442,239
Telecom - Infrastructure – 0.9%
American Tower Corp., REIT	12,070	$2,163,910
Cellnex Telecom S.A.	203,443	6,274,753
		$8,438,663
Utilities - Electric Power – 1.8%
CMS Energy Corp.	232,068	$16,590,541
Total Common Stocks		$910,287,486
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 3.73% (v)	6,966,648	$6,968,041

Other Assets, Less Liabilities – (0.1)%		(1,361,566)
Net Assets – 100.0%		$915,893,961

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,968,041 and
$910,287,486, respectively.

(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$910,287,486	$—	$—	$910,287,486
Investment Companies	6,968,041	—	—	6,968,041
Total	$917,255,527	$—	$—	$917,255,527
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At January 31, 2026, the value of securities loaned was $823,213. These loans were collateralized by U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $889,693.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended January 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,108,581	$57,858,875	$59,001,626	$2,089	$122	$6,968,041

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$82,317	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2026, are as follows:
United States	68.8%
France	6.5%
Taiwan	5.8%
China	5.0%
Japan	3.1%
Canada	2.7%
India	2.1%
United Kingdom	2.0%
Switzerland	1.1%
Other Countries	2.9%